REAL ESTATE-RELATED SECURITIES (The Scheduled Maturities of Real Estate-Related Securities) (Detail) - CMBS $ in Thousands	Jun. 30, 2020 USD ($)
Available-for-sale securities, Amortized Cost
Due within one year	$ 0
Due after one year through five years	14,347
Due after five years through ten years	0
Due after ten years	1,736
Total	16,083
Available-for-sale securities, Estimated Fair Value
Due within one year	0
Due after one year through five years	14,367
Due after five years through ten years	0
Due after ten years	1,736
Total	$ 16,103